Derivative financial instrument liabilities (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 3,544	$ 6,849
Total derivative financial instrument liabilities	$ 3,544	$ 6,849